Commitments and Contingencies - Future Minimum Lease Payments under Operating Lease (Detail)	Dec. 31, 2014 USD ($)
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2015	$ 617,082
2016	1,567,461
2017	1,606,648
2018	1,646,814
2019	1,687,984
2020 and thereafter	10,506,983
Total	$ 17,632,972